Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2026

Principal
Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value

	STRUCTURED NOTES - 98.6%
	ADVERTISING & MARKETING - 4.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	AppLovin Corporation	27.16	11/2/2026	$ 457,000

	APPLICATION SOFTWARE - 12.7%
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Duolingo, Inc.	25.50	9/2/2026	172,950
700,000	HSBC USA, Inc. Callable Structured Note (a)(b)	Monday.com Ltd.	23.05	8/18/2026	320,670
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	SoundHound AI, Inc.	30.05	11/10/2026	393,350
500,000	UBS A.G. Callable Structured Note (a)(b)	Strategy Inc.	29.90	9/16/2027	494,600
					1,381,570
	AUTO PARTS - 3.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	QuantumScape Corporation	29.45	10/21/2026	401,850

	AUTOMOTIVE RETAILERS - 5.3%
600,000	Toronto-Dominion Bank (The), Callable Structured Note (a)(b)	Carvana Co.	24.50	11/24/2026	575,160

	BIOTECHNOLOGY - 6.8%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	GeneDx Holdings Corp.	23.40	2/26/2027	440,200
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Recursion Pharmaceuticals, Inc.	30.10	4/27/2026	293,450
					733,650
	COMMUNICATIONS EQUIPMENT - 3.8%
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Credo Technology Group Holding Ltd.	34.87	1/20/2027	407,750

	COMPUTER HARDWARE & STORAGE - 3.3%
500,000	Credit Agricole Corporate & Investment Bank S.A. Callable Structured Note (a)(b)	D-Wave Quantum Inc.	37.50	7/21/2027	363,000

	CONSUMER FINANCE - 8.5%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Dave Inc.	26.40	4/27/2027	491,600
500,000	Societe Generale S.A. Callable Structured Note (a)(b)	Upstart Holdings Inc.	26.80	5/21/2027	433,100
					924,700
	ELECTRONICS COMPONENTS - 1.6%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Enovix Corporation	37.90	4/21/2026	178,200

	FOOD & DRUG STORES - 2.9%
700,000	National Bank of Canada Callable Structured Note (a)(b)	Hims & Hers Health Inc.	33.40	7/29/2026	318,990

	INFRASTRUCTURE SOFTWARE - 4.4%
700,000	Nomura America Finance, LLC., Callable Structured Note (a)(b)	IonQ Inc.	29.50	3/9/2027	472,080

	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY - 3.4%
700,000	Barclays Bank plc, Callable Structured Note (a)(b)	Coinbase Global, Inc.	23.00	1/12/2027	371,980

	INTERNET MEDIA & SERVICES - 8.8%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Lyft, Inc.	24.70	2/1/2027	454,100
700,000	Santander Global Inssuances BV, Callable Structured Note (a)(b)	Peloton Interactive, Inc.	24.57	10/14/2026	498,738
					952,838
	INVESTMENT COMPANIES - 7.2%
500,000	Bank of Nova Scotia, Callable Structured Note (a)(b)	Cipher Mining Inc.	34.00	1/27/2027	410,500
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	MARA Holdings Inc.	24.55	5/22/2026	374,100
					784,600
	MANAGED CARE - 4.3%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Oscar Health, Inc.	28.40	10/27/2026	462,900

	OTHER FINANCIAL SERVICES - 3.9%
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Affirm Holdings Inc.	27.05	10/27/2026	418,100

	WEALTH MANAGEMENT - 4.9%
600,000	Royal Bank of Canada, Callable Structured Note (a)(b)	Robinhood Markets, Inc.	20.75	5/6/2027	533,040

	WIRELESS TELECOMMUNICATIONS - 4.7%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	AST SpaceMobile, Inc.	29.00	9/15/2026	513,900

	WIRELINE TELECOMMUNICATIONS - 4.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Applied Digital Corporation	40.00	6/10/2027	451,350

	TOTAL STRUCTURED NOTES (Cost $14,200,000)				10,702,658
Shares
	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
251,434	First American Government Obligations Fund Class X, 3.58% (c)				251,434
	TOTAL SHORT-TERM INVESTMENT (Cost - $251,434)

	TOTAL INVESTMENTS - 100.9% (Cost - $14,451,434)				$ 10,954,092
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%				(95,354)
	NET ASSETS - 100.0%				$ 10,858,738

(a)	Fixed contingent rate security.
(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.